Financial instruments - additional information - Offsetting assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	£ 14,826	£ 14,998
Financial assets, financial instruments not offset in the consolidated statement of financial position	(1,261)	(946)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(1,687)	(2,641)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(11,772)	(11,254)
Net amount of financial assets	106	157
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(4,447)	(3,711)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	1,261	946
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	744	472
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	2,263	2,225
Net amount of financial liabilities	(179)	(68)
Derivative liabilities
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(3,189)	(2,301)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	1,261	946
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	710	420
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	1,058	893
Net amount of financial liabilities	(160)	(42)
Securities lending and repurchase agreements
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(1,258)	(1,410)
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	34	52
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	1,205	1,332
Net amount of financial liabilities	(19)	(26)
Derivative assets
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	3,229	4,718
Financial assets, financial instruments not offset in the consolidated statement of financial position	(1,261)	(946)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(1,687)	(2,641)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(166)	(984)
Net amount of financial assets	115	147
Reverse repurchase agreements
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	11,597	10,280
Financial assets, securities collateral not offset in the consolidated statement of financial position	(11,606)	(10,270)
Net amount of financial assets	£ (9)	£ 10